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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

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
Report for the Calendar Year or Quarter Ended:       September 30, 2002

Check here if Amendment  [  ]                        Amendment No.:    _______
      This Amendment (Check only one):               [  ]  is a restatement.
                                                     [  ]  adds new holdings entries.
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Institutional Investment Manager Filing this Report:
Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring     Gloucester, Massachusetts     October 25, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[x]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.  Name

28-05989           Amelia Peabody Foundation



                                      -2-

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                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $3,008 (in thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
No.      Form 13F File No.   Name

1.       28-05993            Philip B. Waring
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                                      -3-


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                     BAYARD WARING FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4                    COLUMN 5              COLUMN 6

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Alliance Resource              Common          01877R108              279                12,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106              139                 6,000            SH      Shared - Other

Anthracite                     Common          037023108               68                 6,000            SH      Shared - Other

Apex Mortgage                  Common          037564101               56                 5,000            SH      Shared - Other

Applied Materials Inc          Common          038222105              116                10,000            SH      Shared - Other

BP Prudhoe Bay                 Common          055630107              145                10,000            SH      Shared - Other

Cardinal Health                Common          14149Y108              249                 4,000            SH      Shared - Other

Citigroup                      Common          172967101              148                 5,000            SH      Shared - Other

Dell Computer                  Common          247025109               71                 3,000            SH      Shared - Other

Ducommun                       Common          264147109              106                 6,000            SH      Shared - Other

Duff & Phelps Util &           Common          26432K108               66                 5,000            SH      Shared - Other
Corp BD TR

Duke Energy                    Common          264399106               78                 4,000            SH      Shared - Other

El Pas Energy                  Common          28368B102              237                 8,000            SH      Shared - Other

Great Plains                   Common          391164100               96                 5,000            SH      Shared - Other

Hospitality Prop.              Common          44106M102              166                 5,000            SH      Shared - Other

Intel Corp                     Common          458140100               42                 3,000            SH      Shared - Other

        COLUMN 1                COLUMN 7          COLUMN 8

     Name of Issuer               Other            Voting Authority
                                Managers        Sole    Shared    None


Alliance Resource                   1          12,000

Amerigas Partners L.P.              1           6,000

Anthracite                          1           6,000

Apex Mortgage                       1           5,000

Applied Materials Inc               1          10,000

BP Prudhoe Bay                      1          10,000

Cardinal Health                     1           4,000

Citigroup                           1           5,000

Dell Computer                       1           3,000

Ducommun                            1           6,000

Duff & Phelps Util &                1           5,000
Corp BD TR

Duke Energy                         1           4,000

El Pas Energy                       1           8,000

Great Plains                        1           5,000

Hospitality Prop.                   1           5,000

Intel Corp                          1           3,000


JDS UniPhase                   Common          46612J101               27                14,000            SH      Shared - Other

Johnson & Johnson              Common          478160104               50                   900            SH      Shared - Other

Kinder Morgan Energy           Common          494550106              192                 6,000            SH      Shared - Other
Partners LP

Mutual Risk Mgmt Ltd           Common          628351108                0                11,000            SH      Shared - Other

Nat'l Semiconductor            Common          637640103               72                 6,000            SH      Shared - Other

Pacific Century                Common          616400909               21                30,000            SH      Shared - Other

Standard Pacific               Common          85375C101               14                   625             SH     Shared - Other

Talbots                        Common          874161102              168                 6,000            SH      Shared - Other

Talx Corp.                     Common          874918105               66                 5,000            SH      Shared - Other

Teco Energy                    Common          872375100               64                 4,000            SH      Shared - Other

Tellabs Inc.                   Common          879664100               16                 4,000            SH      Shared - Other

Torch Offshore                 Common          891019101               41                 8,000            SH      Shared - Other

Travelers Property A           Common          89420G109                3                   216             SH     Shared - Other

Travelers Property B           Common          89420G406                6                   443             SH     Shared - Other

TXU Corp.                      Common          873168108               24                   625             SH     Shared - Other

Tyco International             Common          902124106               56                 4,000            SH      Shared - Other

Washington Mutual              Common          939322103              126                 4,000            SH      Shared - Other

                                                                     3008

JDS UniPhase                      1          14,000

Johnson & Johnson                 1             900

Kinder Morgan Energy              1           6,000
Partners LP

Mutual Risk Mgmt Ltd              1          11,000

Nat'l Semiconductor               1           6,000

Pacific Century                   1          30,000

Standard Pacific                  1             625

Talbots                           1           6,000

Talx Corp.                        1           5,000

Teco Energy                       1           4,000

Tellabs Inc.                      1           4,000

Torch Offshore                    1           8,000

Travelers Property A              1             216

Travelers Property B              1             443

TXU Corp.                         1             625

Tyco International                1           4,000

Washington Mutual                 1           4,000
